Assets Classified As Held For Sale	12 Months Ended
Dec. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets Classified As Held For Sale
ASSETS CLASSIFIED AS HELD FOR SALE:
As a result of previously announced restructuring actions, we have reclassified certain assets as held for sale. These assets were reclassified at the lower of their carrying value and estimated fair value less costs of disposal at the time of such reclassification. At December 31, 2019, we had $0.7 of assets classified as held for sale, consisting of equipment in Europe (December 31, 2018 — $27.4, consisting of land and buildings in Europe and Canada). The decrease from 2018 resulted from: (i) the sale of our Toronto real property in March 2019, and (ii) the reclassification of the land and building we own in Europe (totaling $12.9) to property, plant and equipment as of December 31, 2019, as such assets no longer meet the criteria required to be classified as held for sale on our consolidated balance sheet. See note 7.